Reorganization costs (Table)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Reorganization costs

	Opening liability	Amount		Closing liability at
	at January 1,	charged to re-		December 31,
	2015	organization	Paid/Utilized	2015
	$'M	$'M	$'M	$'M
	___________	____________	___________	___________

Involuntary termination benefits	38.0	65.4	(88.4)	15.0
Other reorganization costs	-	32.5	(22.4)	10.1
	___________	___________	___________	___________
	38.0	97.9	(110.8)	25.1
	___________	___________	___________	___________